UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number (360) 734-9900

Date of fiscal year end: November 30, 2016
Date of reporting period: February 29, 2016

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period are as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds — 81.6%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Communications

America Movil	2.375% due 09/08/2016	$250,000	$251,085	3.3%

		250,000	251,085	3.3%

Consumer Discretionary

American Honda	1.50% due 09/11/2017	250,000	250,333	3.3%
Cintas No. 2	6.125% due 12/01/2017	270,000	290,629	3.8%
International Game Technology	7.50% due 06/15/2019	250,000	263,750	3.4%
Toyota Motor Credit	1.25% due 10/05/2017	226,000	226,120	2.9%

		996,000	1,030,832	13.4%

Energy

Enbridge (Pipeline)	5.60% due 04/01/2017	200,000	199,998	2.6%
Petrobras International Finance	6.125% due 10/06/2016	250,000	251,250	3.3%
Ultramar Diamond Shamrock	7.20% due 10/15/2017	189,000	201,691	2.6%

		639,000	652,939	8.5%

Financials

BNP Paribas	2.375% due 09/14/2017	250,000	252,607	3.3%
Broadridge Financial	6.125% due 06/01/2017	275,000	289,044	3.8%
General Electric Capital	5.625% due 09/15/2017	250,000	266,554	3.5%
Jeffries Group	8.50% due 07/15/2019	265,000	299,658	3.9%
Murray Street Trust 1 – Goldman Sachs	4.647% due 03/09/2017	300,000	306,925	4.0%

		1,340,000	1,414,788	18.5%

Health Care

AbbVie Inc	2.50% due 05/14/2020	250,000	250,286	3.3%
Danaher Corp	5.40% due 03/01/2019	150,000	165,866	2.1%

		400,000	416,152	5.4%

Industrials

ABB Finance	1.625% due 05/08/2017	250,000	250,917	3.3%
Burlington Northern Santa Fe	5.65% due 05/01/2017	200,000	209,519	2.7%
Union Pacific Corp	7.875% due 01/15/2019	127,000	147,253	1.9%

		577,000	607,689	7.9%

Materials

Air Products & Chemicals	1.20% due 10/15/2017	250,000	249,111	3.2%
Potash	3.25% due 12/01/2017	250,000	254,946	3.3%
Sherwin Williams	1.35% due 12/15/2017	250,000	249,556	3.3%

		750,000	753,613	9.8%

Technology

Lexmark	6.65% due 06/01/2018	275,000	290,502	3.8%
Oracle	5.75% due 04/15/2018	250,000	273,043	3.6%

		525,000	563,545	7.4%

Utilities

Georgia Power	5.70% due 06/01/2017	250,000	262,589	3.4%
LaClede Gas	2.00% due 08/15/2018	300,000	301,641	4.0%

		550,000	564,230	7.4%

Total Corporate Bonds		6,027,000	6,254,873	81.6%

Government Bonds — 12.5%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

United States Treasury Notes

United States Treasury Note	2.50% due 06/30/2017	$143,000	$146,296	1.9%
United States Treasury Note	2.75% due 12/31/2017	142,000	147,003	1.9%
United States Treasury Note	2.625% due 01/31/2018	141,000	145,880	1.9%
United States Treasury Note	2.25% due 07/31/2018	300,000	310,254	4.0%
United States Treasury Note	2.75% due 02/15/2019	200,000	210,656	2.8%

		926,000	960,089	12.5%

Total investments	(Cost = $7,242,801)	$6,953,000	7,214,962	94.1%
Other assets (net of liabilities)			455,384	5.9%
Total net assets			$7,670,346	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds — 54.4%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

VF Corp	6.00% due 10/15/2033	$200,000	$246,732	3.0%

		200,000	246,732	3.0%

Consumer Staples

Unilever Capital Corp	5.90% due 11/15/2032	200,000	261,355	3.2%

		200,000	261,355	3.2%

Energy

Baker Hughes	6.875% due 01/15/2029	100,000	113,792	1.4%
Canadian Natural Resources	6.45% due 06/30/2033	225,000	170,901	2.1%
ConocoPhillips	6.00% due 01/15/2020	150,000	157,681	1.9%

		475,000	442,374	5.4%

Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	245,715	3.0%
Cincinnati Financial Corp	6.92% due 5/15/2028	250,000	320,410	3.9%
UBS AG Stamford CT	7.75% due 09/01/2026	200,000	269,111	3.3%

		700,000	835,236	10.2%

Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	304,933	3.7%
Johnson and Johnson	4.95% due 05/15/2033	226,000	271,534	3.3%
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	282,926	3.5%
Pharmacia	6.50% due 12/01/2018	100,000	112,622	1.4%
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	257,393	3.2%

		1,031,000	1,229,408	15.1%

Industrials

Boeing	6.125% due 02/15/2033	215,000	275,552	3.4%
Deere & Co.	8.10% due 05/15/2030	95,000	136,326	1.7%

		310,000	411,878	5.1%

Materials

Air Products & Chemicals	8.75% due 04/15/2021	50,000	61,777	0.8%

		50,000	61,777	0.8%

Technology

EMC	3.375% due 06/01/2023	330,000	270,512	3.3%

		330,000	270,512	3.3%

Utilities

Entergy Louisiana	5.40% due 11/01/2024	200,000	234,746	2.9%
Florida Power & Light	5.95% due 10/01/2033	100,000	128,723	1.6%
Puget Sound Energy	7.02% due 12/01/2027	237,000	307,981	3.8%

		537,000	671,450	8.3%

Total Coporate Bonds		3,833,000	4,430,722	54.4%

Government Bonds — 16.9%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	$175,000	$230,723	2.8%

		175,000	230,723	2.8%

United States Treasury Bonds

United States Treasury Bond	6.25% due 05/15/2030	225,000	343,125	4.2%
United States Treasury Bond	5.375% due 02/15/2031	400,000	573,062	7.0%

		625,000	916,187	11.2%

United States Treasury Notes

United States Treasury Note	5.25% due 02/15/2029	170,000	233,624	2.9%

		170,000	233,624	2.9%

Total Government Bonds		970,000	1,380,534	16.9%

Municipal Bonds — 24.2%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	$250,000	$280,832	3.4%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	220,774	2.7%
Dupage Co. IL SCD #502	5.50% due 01/01/2026	150,000	164,881	2.0%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	200,403	2.5%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	170,560	2.1%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	227,394	2.8%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	256,054	3.1%

		1,370,000	1,520,898	18.6%

Revenue

Johnson Co. KS Bldg. Ls./Pr. Rev. BAB	4.60% due 09/01/2026	250,000	259,382	3.2%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	194,994	2.4%

		410,000	454,376	5.6%

Total Municipal Bonds		1,780,000	1,975,274	24.2%

Total investments	(Cost = $7,503,394)	$6,583,000	7,786,530	95.5%
Other assets (net of liabilities)			369,706	4.5%
Total net assets			$8,156,236	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks — 58.8%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
SK Telecom ADR	6,000	$124,920	South Korea	1.5%
Telenor	3,500	52,160	Norway	0.7%

		177,080		2.2%

Consumer Discretionary

Airlines
Delta Air Lines	1,500	72,360	United States	0.9%

Automobiles
Bayerische Motoren Werke	500	40,571	Germany	0.5%

Home Products Stores
Lowe's	3,000	202,590	United States	2.5%

Jewelry & Watch Stores
Pandora A/S	600	75,654	Denmark	0.9%

		391,175		4.8%

Consumer Staples

Beverages
Ambev ADR	15,000	65,100	Brazil	0.8%
PepsiCo	1,750	171,185	United States	2.1%
		236,285		2.9%

Household Products
Procter & Gamble	2,000	160,580	United States	2.0%
Unilever ADS	2,500	107,050	United Kingdom	1.3%
		267,630		3.3%

Packaged Food
Nestle' ADS	3,000	209,580	Switzerland	2.5%

		713,495		8.7%

Energy

Exploration & Production
ConocoPhillips	2,000	67,660	United States	0.8%
Devon Energy	2,300	45,264	United States	0.6%
		112,924		1.4%

Integrated Oils
Statoil ADS	6,003	87,404	Norway	1.1%
Total ADS	2,100	93,891	France	1.1%
		181,295		2.2%

Midstream – Oil & Gas
Williams Companies	8,500	135,915	United States	1.7%

Refining & Marketing
Phillips 66	1,500	119,085	United States	1.4%

		549,219		6.7%

Financials

Banks
PNC Bank	1,500	121,965	United States	1.5%
Skandinaviska Enskilda Banken	15,000	146,095	Sweden	1.8%
Toronto-Dominion Bank	3,500	135,310	Canada	1.6%
		403,370		4.9%

REITS
Welltower	2,000	127,560	United States	1.6%

		530,930		6.5%

Health Care

Biotech
Biogen²	600	155,652	United States	1.9%
Medivation²	3,000	107,310	United States	1.3%
		262,962		3.2%

Health Care Supply Chain
Express Scripts²	2,500	175,950	United States	2.2%

Large Pharma
Johnson & Johnson	900	94,689	United States	1.2%
Novo Nordisk ADS	2,750	141,350	Denmark	1.7%
		236,039		2.9%

Life Science Equipment
Abbott Laboratories	2,000	77,480	United States	0.9%

Specialty Pharma
Akorn²	4,000	106,360	United States	1.3%
Allergan²	600	174,066	Ireland	2.1%
		280,426		3.4%

		1,032,857		12.6%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,250	126,688	United States	1.6%

Flow Control Equipment
Parker Hannifin	500	50,600	United States	0.6%

Rail Freight
Canadian National Railway	1,600	92,640	Canada	1.1%

		269,928		3.3%

Materials

Basic & Diversified Chemicals
Praxair	700	71,253	United States	0.9%

Containers & Packaging
3M	975	152,948	United States	1.9%

Specialty Chemicals
RPM International	3,500	142,975	United States	1.7%

		367,176		4.5%

Technology

Communications Equipment
Apple	1,500	145,035	United States	1.8%

Infrastructure Software
Oracle	4,000	147,120	United States	1.8%

Semiconductor Devices
Xilinx	2,500	118,050	United States	1.4%

Semiconductor Manufacturing
Taiwan Semiconductor ADS	3,034	71,451	Taiwan	0.9%

		481,656		5.9%

Utilities

Integrated Utilities
NextEra Energy	1,250	141,025	United States	1.7%

Power Generation
NRG Energy	5,000	53,900	United States	0.7%

Utility Networks
Sempra Energy	1,000	96,510	United States	1.2%

		291,435		3.6%

Total Common Stocks		$4,804,951		58.8%

Corporate Bonds — 20.9%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Communications

America Movil	5.00% due on 03/30/2020	$100,000	$109,469	1.3%
Bellsouth Capital Funding	7.875% due 02/15/2030	150,000	177,978	2.2%

		250,000	287,447	3.5%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	126,375	1.6%
Stanford University	4.013% due 05/01/2042	100,000	107,047	1.3%

		250,000	233,422	2.9%

Energy

Boardwalk Pipelines	5.50% due 02/01/2017	100,000	98,798	1.2%

		100,000	98,798	1.2%

Financials

American Express	5.50% due 09/12/2016	100,000	102,230	1.2%
Blackstone Holdings	5.875% due 03/15/2021	100,000	113,897	1.4%
Branch Banking & Trust	5.625% due 09/15/2016	100,000	102,157	1.2%
General Electric Capital	5.35% due 04/15/2022	101,000	114,089	1.4%
PartnerRe Finance	5.50% due 06/01/2020	100,000	110,499	1.4%
Western Union	5.93% due 10/01/2016	30,000	30,711	0.4%

		531,000	573,583	7.0%

Health Care

Becton Dickinson	3.125% due 11/08/2021	100,000	102,161	1.2%

		100,000	102,161	1.2%

Industrials

John Deere Capital	2.25% due 06/07/2016	100,000	100,423	1.2%
Ryder System	5.85% due 11/01/2016	100,000	103,015	1.3%

		200,000	203,438	2.5%

Materials

Air Products & Chemicals	4.375% due 08/21/2019	100,000	107,846	1.3%

		100,000	107,846	1.3%

Technology

Cisco Systems	2.90% due 03/04/2021	100,000	103,918	1.3%

		100,000	103,918	1.3%

Total Corporate Bonds		$1,631,000	$1,710,613	20.9%

Government Agency Bonds — 2.5%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Mortgage Finance

Fannie Mae	2.00% due 05/16/2017	$200,000	$200,330	2.5%

		200,000	200,330	2.5%

Government Bonds — 4.9%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Foreign Government Bonds

Government of Mexico	4.00% due 10/02/2023	$100,000	$102,850	1.3%
New Zealand Government	5.50% due 04/15/2023	100,000	78,019	1.0%
Republic of Chile	3.875% due 08/05/2020	200,000	216,000	2.6%

		400,000	396,869	4.9%

Municipal Bonds — 5.5%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Lake Washington SCD #414 WA BAB	4.906% due 12/01/2027	$100,000	$110,356	1.3%
Skagit SCD #1	4.613% due 12/01/2022	100,000	113,443	1.4%

		200,000	223,799	2.7%
Revenue Bonds

New York City Housing Dev. Corp	2.65% due 05/01/2021	100,000	103,320	1.3%
Tacoma WA Elec. Sys. Revenue	5.966% due 01/01/2035	100,000	126,577	1.5%

		200,000	229,897	2.8%

Total Municipal Bonds		$400,000	453,696	5.5%

Total investments	(Cost = $7,382,880)		7,566,459	92.6%
Other assets (net of liabilities)			601,534	7.4%
Total net assets			$8,167,993	100.0%
¹ Country of domicile ² Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks — 47.6%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
Orange ADS	10,000	$171,900	France	2.6%
SK Telecom ADS	6,200	129,084	South Korea	2.0%

		300,984		4.6%
Consumer Discretionary

Lodging
Whistler Blackcomb Holdings	7,000	129,342	Canada	2.0%

		129,342		2.0%

Energy

Exploration & Production
CNOOC ADR	1,400	147,140	China	2.3%

Integrated Oils
Royal Dutch Shell ADS	3,000	136,440	United Kingdom	2.1%
Statoil ADS	10,000	145,600	Norway	2.2%
Total ADS	3,800	169,898	France	2.6%
		451,938		6.9%

Oil & Gas Services & Equip
National Oilwell Varco	4,200	122,934	United States	1.9%

		722,012		11.1%

Financials

Banks
Skandinaviska Enskilda Banken	13,000	126,616	Sweden	2.0%

Diversified Banks
Banco Santander ADS	28,000	111,720	Spain	1.7%
Itau Unibanco Holding ADS	20,000	126,000	Brazil	1.9%
		237,720		3.6%

Private Equity
Apollo Global Management	9,000	139,950	United States	2.1%

		504,286		7.7%

Health Care

Large Pharma
GlaxoSmithKline ADS	3,100	119,877	United Kingdom	1.8%
Novartis ADS	1,900	135,109	Switzerland	2.1%

		254,986		3.9%

Industrials

Infrastructure Construction
CCR	30,000	95,180	Brazil	1.5%
Hopewell Highway Infrastructure	325,000	152,434	China	2.3%

		247,614		3.8%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	8,000	135,520	Canada	2.1%

Base Metals
South 32²	29,000	128,760	Australia	2.0%

Basic & Diversified Chemicals
Braskem ADS	12,000	151,560	Brazil	2.3%

Steel Raw Material Suppliers
Anglo American ADR	26,000	85,540	United Kingdom	1.3%
BHP Billiton	6,000	135,660	Australia	2.1%
		221,200		3.4%

		637,040		9.8%

Technology

Semiconductor Devices
Microchip Technology	4,000	177,960	United States	2.7%

		177,960		2.7%

Utilities

Power Generation
Engie ADR	8,500	130,900	France	2.0%

		130,900		2.0%

Total Common Stocks		$3,105,124		47.6%

Corporate Bonds — 37.0%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Consumer Discretionary

ADT	4.125% due 06/15/2023	$150,000	$126,375	United States	1.9%
Best Buy	3.75% due 03/15/2016	62,000	62,083	United States	1.0%
GAP	5.95% due 04/12/2021	100,000	104,078	United States	1.6%
Hanesbrands	6.375% due 12/15/2020	150,000	155,250	United States	2.4%
Outerwall Inc	6.00% due 03/15/2019	250,000	198,750	United States	3.0%
Rent-A-Center	6.625% due 11/15/2020	200,000	166,000	United States	2.5%
Toys R Us Property II	8.50% due 12/01/2017	150,000	141,375	United States	2.2%

		1,062,000	953,911		14.6%

Consumer Staples

Elizabeth Arden	7.375% due 03/15/2021	47,000	26,790	United States	0.4%
Grupo Bimbo	4.875% due 06/27/2044	200,000	173,598	Mexico	2.7%
San Miguel	4.875% due 04/26/2023	200,000	190,000	Philippines	2.9%

		447,000	390,388		6.0%

Energy

Chesapeake Midstream Partners	6.125% due 07/15/2020	125,000	110,040	United States	1.7%
Goodrich Petroleum	8.875% due 03/15/2019	400,000	800	United States	0.0%[4]
Petrobras International Finance	6.875% due 01/20/2040	50,000	31,375	Brazil	0.5%
Petrobras International Finance	6.75% due 07/27/2041	80,000	50,000	Brazil	0.7%

		655,000	192,215		2.9%

Financials

Jefferies Group	5.125% due 01/20/2023	250,000	246,937	United States	3.8%

		250,000	246,937		3.8%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	218,210	United States	3.3%

		200,000	218,210		3.3%

Materials

Allegheny Technologies	5.875% due 05/15/2023	150,000	103,500	United States	1.6%
AngloGold Ashanti Holdings	5.375% due 04/15/2020	100,000	95,250	South Africa	1.4%

		250,000	198,750		3.0%

Technology

Hewlett Packard	4.65% due 12/09/2021	100,000	102,020	United States	1.6%

		100,000	102,020		1.6%

Utilities

Iberdrola International	5.75% due 02/27/2049	100,000	114,104	Spain	1.8%

		100,000	114,104		1.8%

Total Corporate Bonds		3,064,000	2,416,535		37.0%

Government Bonds — 7.1%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$125,000	$142,812	Colombia	2.2%
Federal Republic of Brazil	8.50% due 01/05/2024	$750,000	149,419	Brazil	2.3%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 20,000	114,992	Mexico	1.8%
Republic of South Africa	8.25% due 09/15/2017	ZAR 900,000	56,599	South Africa	0.8%

			463,822		7.1%

Municipal Bonds — 4.1%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Revenue

Colony TX Local Development	7.00% due 10/01/2027	$100,000	$104,567	United States	1.6%
Colony TX Local Development³	7.625% due 10/01/2042	50,000	50,140	United States	0.8%
Colony TX NFM Sales Tax Revenue³	7.25% due 10/01/2033	50,000	48,917	United States	0.8%
Puerto Rico Aqueduct & Sewer³	5.00% due 07/01/2019	85,000	60,571	Puerto Rico	0.9%

		285,000	264,195		4.1%

Total investments	(Cost =$7,650,470)		6,249,676		95.8%
Other assets (net of liabilities)			272,509		4.2%
Total net assets			$6,522,185		100.0%
¹ Country of domicile
² Non-income producing
³ Indicates an odd lot. Please refer to Odd Lots below for more information regarding odd lots.
[4] Amount is less than 0.05%

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stock — 93.6%	Number of Shares	Market Value	Percentage of Assets

Communications

Internet Media
Alphabet, Class A¹	1,998	$1,433,006	3.6%
Facebook, Class A¹	21,104	2,256,440	5.7%

		3,689,446	9.3%

Consumer Discretionary

Airlines
Alaska Air	15,250	1,126,975	2.9%

Apparel, Footwear & Accessory Design
Nike, Class B	24,510	1,509,571	3.8%
Under Armour¹	13,390	1,120,609	2.9%
		2,630,180	6.7%

E-Commerce Discretionary
Amazon.com¹	1,529	844,803	2.1%

Home Improvement
Stanley Black & Decker	9,984	938,596	2.4%

Home Products Stores
Home Depot	5,464	678,192	1.7%
Lowe's	12,500	844,125	2.1%
		1,522,317	3.8%

Jewelry & Watch Stores
Signet Group	10,000	1,084,000	2.7%

Other Commercial Services
Ecolab	9,230	946,536	2.4%

Restaurants
Starbucks	27,758	1,615,793	4.1%

Specialty Apparel Stores
TJX Companies	23,847	1,767,063	4.5%

		12,476,263	31.6%

Consumer Staples

Food & Drug Stores
CVS Health	15,067	1,464,060	3.7%

Mass Merchants
Costco Wholesale	6,243	936,637	2.4%

		2,400,697	6.1%

Financials

Banks
Signature Bank¹	7,052	913,587	2.3%

Consumer Finance
FLEETCOR Technologies¹	13,379	1,708,364	4.3%
Mastercard, A	12,722	1,105,796	2.8%
		2,814,160	7.1%

Diversified Banks
JP Morgan Chase	19,205	1,081,241	2.7%

Investment Management
BlackRock	3,885	1,211,965	3.1%

		6,020,953	15.2%

Health Care

Biotech
Amgen	5,267	749,389	1.9%
Gilead Sciences	7,064	616,334	1.5%
Medivation¹	28,370	1,014,795	2.6%
		2,380,518	6.0%

Health Care Supply Chain
Express Scripts¹	11,858	834,566	2.1%

Life Science Equipment
Abbott Laboratories	20,799	805,753	2.0%

Specialty Pharma
Allergan¹	3,333	966,937	2.5%

		4,987,774	12.6%

Industrials

Building Sub Contractors
EMCOR	11,693	536,358	1.4%

		536,358	1.4%

Materials

Specialty Chemicals
Ashland	16,123	1,536,361	3.9%
RPM International	9,000	367,650	0.9%

		1,904,011	4.8%

Technology

Application Software
Adobe Systems¹	11,000	936,650	2.4%

Communications Equipment
Apple	21,767	2,104,651	5.3%

Infrastructure Software
Microsoft	22,757	1,157,876	2.9%

Semiconductor Devices
Micron Technology¹	74,075	787,417	2.0%

		4,986,594	12.6%

Total investments	(Cost=$31,188,750)	37,002,096	93.6%
Other assets (net of liabilities)		2,536,757	6.4%
Total net assets		$39,538,853	100.0%
¹ Non income producing security

Saturna Investment Trust, Sextant International Fund

Common Stocks — 90.4%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Publishing & Broadcasting
Pearson ADS	35,000	$414,050	United Kingdom	0.6%

Telecom Carriers
BCE	50,000	2,156,000	Canada	3.2%
SK Telecom ADR	30,000	624,600	South Korea	0.9%
Telefonica ADS	129,570	1,287,926	Spain	1.9%
Telus	50,000	1,457,000	Canada	2.2%
Turkcell Iletisim Hizmetleri ADS	75,000	699,750	Turkey	1.0%
		6,225,276		9.2%

		6,639,326		9.8%

Consumer Discretionary

Airlines
Copa Holdings, Class A	30,000	1,831,800	Panama	2.7%

Automobiles
Toyota Motor ADS	32,000	3,331,200	Japan	4.9%

E-Commerce Discretionary
MercadoLibre	10,000	1,017,600	Argentina²	1.5%

Lodging
Belmond, Class A³	288,500	2,651,315	Bermuda	3.9%

		8,831,915		13.0%

Consumer Staples

Beverages
Fomento Economico Mexico ADS	30,000	2,807,700	Mexico	4.2%

Food & Drug Stores
Carrefour ADS	170,000	890,800	France	1.3%

Household Products
Unilever ADS	75,000	3,211,500	United Kingdom	4.7%

		6,910,000		10.2%

Energy

Integrated Oils
Statoil ADS	60,000	873,600	Norway	1.3%
Total ADS	45,000	2,011,950	France	3.0%

		2,885,550		4.3%

Financials

Banks
Australia & New Zealand Banking Group ADS	80,000	1,282,400	Australia	1.9%
Toronto-Dominion Bank	80,000	3,092,800	Canada	4.5%
		4,375,200		6.4%

Diversified Banks
Banco Santander ADS	114,955	458,671	Spain	0.7%
Mitsubishi UFJ Financial Group ADR	300,000	1,287,000	Japan	1.9%
		1,745,671		2.6%

		6,120,871		9.0%

Health Care

Health Care Supply Chain
Sinopharm Group	250,000	913,781	China	1.3%

Large Pharma
Novartis ADR	40,000	2,844,400	Switzerland	4.2%
Novo Nordisk ADS	50,000	2,570,000	Denmark	3.8%
		5,414,400		8.0%

Medical Equipment
Koninklijke Philips	20,655	523,191	Netherlands	0.8%

Specialty Pharma
Shire ADS	10,000	1,561,100	Ireland	2.3%

		8,412,472		12.4%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	39,000	660,660	Canada	1.0%

Specialty Chemicals
BASF ADR	40,000	2,599,200	Germany	3.8%

		3,259,860		4.8%

Technology

Application Software
Dassault Systems ADR	60,000	4,541,100	France	6.7%
Nice Systems ADS	60,000	3,595,200	Israel	5.3%
		8,136,300		12.0%

Electronics Components
Nidec ADS	53,406	894,016	Japan	1.3%

Information Services
Wolters Kluwer	130,000	4,892,280	Netherlands	7.2%

Semiconductor Manufacturing
ASML	42,350	3,854,697	Netherlands	5.7%

		17,777,293		26.2%

Utilities

Utility Networks
Korea Electric Power ADS	20,000	470,800	South Korea	0.7%

		470,800		0.7%

Total investments	(Cost = $45,905,552)	61,308,087		90.4%
Other assets (net of liabilities)		6,489,438		9.6%
Total net assets		$67,797,525		100.0%
¹ Country of domicile unless otherwise indicated ² Denotes a country or region of primary exposure ³ Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks — 74.3%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Advertising & Marketing
WPP ADS	545	$57,356	United Kingdom	1.9%

Entertainment Content
Walt Disney Company	306	29,229	United States	0.9%

Internet Media
Alphabet, Class A²	122	87,501	United States	2.8%

		174,086		5.6%

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	1,558	95,957	United States	3.1%
Samsonite International	17,400	50,667	Luxembourg	1.6%
		146,624		4.7%

Auto Parts
Valeo	533	73,601	France	2.4%

Automobiles
Bayerishce Motoren Werke AG	520	42,193	Germany	1.4%

Home Products Stores
Home Depot	633	78,568	United States	2.5%

Jewelry & Watch Stores
Pandora A/S	581	73,258	Denmark	2.4%

Other Commercial Services
Ecolab	723	74,144	United States	2.4%

Restaurants
Starbucks	1,713	99,714	United States	3.2%

Specialty Apparel Stores
TJX Companies	996	73,804	United States	2.4%

		661,906		21.4%

Consumer Staples

Household Products
Church & Dwight	700	63,532	United States	2.1%
Unilever	1,830	77,976	Netherlands	2.5%

		141,508		4.6%

Financials

Consumer Finance
Mastercard, Class A	824	71,622	United States	2.3%

Diversified Banks
Wells Fargo & Co	1,200	56,304	United States	1.8%

Life Insurance
AIA Group	11,600	59,236	Hong Kong	1.9%

P&C Insurance
Chubb Ltd	700	80,871	Switzerland	2.6%

REIT
GLP-J REIT	83	88,332	Japan	2.9%

		356,365		11.5%

Health Care

Biotech
Gilead Sciences	627	54,706	United States	1.8%

Health Care Facilities
Ramsay Health Care Limited	2,308	108,907	Australia	3.5%

Large Pharma
Novo Nordisk ADS	1,569	80,647	Denmark	2.6%

Specialty Pharma
Allergan²	350	101,538	Ireland	3.3%
Shire ADS	342	53,390	Ireland	1.7%

		399,188		12.9%

Industrials

Electrical Components
Murata Manufacturing	1,000	119,871	Japan	3.9%
TE Connectivity	351	19,979	Switzerland	0.6%

		139,850		4.5%

Materials

Agricultural Chemicals
Potash Corp. of Saskatchewan	4,000	67,760	Canada	2.2%

		67,760		2.2%

Technology

Application Software
Dassault Systems ADR	1,080	81,740	France	2.6%

Communications Equipment
Apple	536	51,826	United States	1.7%

Infrastructure Software
Microsoft	1,438	73,165	United States	2.4%

IT Services
Accenture, Class A	693	69,480	Ireland	2.2%

Semiconductor Devices
NXP Semiconductors²	649	46,235	Netherlands	1.5%

		322,446		10.4%

Utilities

Utility Networks
Veolia Environnement	1,552	35,006	France	1.2%

		35,006		1.2%

Total investments	(Cost = $2,386,858)	2,298,115		74.3%
Other assets (net of liabilities)		796,044		25.7%
Total net assets		$3,094,159		100.0%
¹ Country of domicile ² Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Asset-Backed Securities — 1.4%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Asset-Backed Securities

CRART 2014-3 C	3.61% due 06/17/2021	$100,000	$100,622	United States	1.4%

		100,000	100,622		1.4%

Corporate Bonds — 86.4%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications

Morgan Stanley	2.20% due 12/07/2018	150,000	150,491	United States	2.2%
Telecom Italia	7.175% due 06/18/2019	300,000	331,500	Luxembourg	4.8%
Vodafone Group	4.375% due 03/16/2021	250,000	264,187	United Kingdom	3.8%

		700,000	746,178		10.8%

Consumer Discretionary

Outerwall Inc.	6.00% due 03/15/2019	350,000	278,250	United States	4.0%
Southwest Airlines	2.75% due 11/06/2019	175,000	179,132	United States	2.6%
Toyota Motor Credit	2.75% due 02/05/2028	100,000	97,866	Japan	1.4%
Toyota Motor Credit	3.00% due 03/20/2030	200,000	198,557	Japan	2.9%

		825,000	753,805		10.9%

Financials

Aircastle	4.625% due 12/15/2018	250,000	253,450	Bermuda	3.7%
Ally Financial	3.50% due 04/15/2018	50,000	49,517	United States	0.7%
Ally Financial	3.70% due 12/15/2018	65,000	64,621	United States	0.9%
Ally Financial	3.95% due 04/15/2020	50,000	50,014	United States	0.7%
Bancolombia	5.95% due 06/03/2021	300,000	309,750	Colombia	4.5%
Chubb	6.375% due 04/15/2037	325,000	261,625	Switzerland	3.8%
Credit Suisse	5.40% due 01/14/2020	200,000	210,999	Switzerland	3.0%
HCP	3.15% due 08/01/2022	160,000	149,744	United States	2.2%
Royal Bank of Scotland	4.70% due 07/03/2018	250,000	251,173	United Kingdom	3.6%
Sun Life Financial	5.59% due 01/30/2023	CAD 200,000	156,662	Canada	2.3%
Toronto Dominion Bank	2.00% due 02/26/2022	25,000	24,568	Canada	0.3%
Toronto Dominion Bank	2.15% due 03/31/2022	75,000	75,007	Canada	1.1%
Vornado Realty LP	2.50% due 06/30/2019	125,000	123,734	United States	1.8%
Westpac Banking	4.625% due 06/01/2018	110,000	115,270	Australia	1.7%

			2,096,134		30.3%

Health Care

Koninklijke Philips NV	3.75% due 03/15/2022	327,000	337,880	Netherlands	4.9%
Sanofi	4.00% due 03/29/2021	275,000	301,387	France	4.4%

		602,000	639,267		9.3%

Industrials

Ingersoll-Rand	2.625% due 05/01/2020	300,000	298,065	Ireland	4.3%
Pitney Bowes	5.25% due 01/15/2037	332,000	335,091	United States	4.9%

		632,000	633,156		9.2%

Technology

Flextronics International	4.625% due 02/15/2020	325,000	332,313	Singapore	4.8%
Lexmark	6.65% due 06/01/2018	100,000	105,637	United States	1.5%
Nokia	5.375% due 05/15/2019	300,000	318,000	Finland	4.6%
Seagate HDD Cayman	3.75% due 11/15/2018	100,000	97,881	Cayman Islands	1.4%

		825,000	853,831		12.3%

Utilities

United Utilities	4.55% due 06/19/2018	59,000	61,200	United Kingdom	0.9%
United Utilities	5.375% due 02/01/2019	175,000	186,437	United Kingdom	2.7%

		234,000	247,637		3.6%

Total Corporate Bonds			5,970,008		86.4%

Government Bonds — 8.5%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Bonds

Republic of Turkey	7.00% due 03/11/2019	300,000	328,050	Turkey	4.8%
United Mexican States	3.50% due 01/21/2021	250,000	257,500	Mexico	3.7%

		550,000	585,550		8.5%

Mortgage-Backed Securities — 0.7%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Mortgage-Backed Securities

BOAMS 2004-03 4A1	4.75% due 04/25/2034	44,828	45,162	United States	0.7%

		$44,828	45,162		0.7%

Total investments	(Cost = $6,934,802)		6,701,342		97.0%
Other assets (net of liabilities)			209,314		3.0%
Total net assets			$6,910,656		100.0%
¹ Country of domicile

Saturna Investment Trust, Idaho Tax-Exempt Fund

Tax-Exempt Municipal Bonds — 96.2%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Financial Services

Idaho Bond Bank Authority¹	4.00% due 09/15/2019	$90,000	$97,101	0.5%
Idaho State Bond Bank	4.00% due 09/15/2032	405,000	440,352	2.5%

		495,000	537,453	3.0%

General Obligation

Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	388,473	2.2%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	259,630	1.5%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	460,724	2.6%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	101,580	0.6%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	269,913	1.5%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	212,754	1.2%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	157,390	0.9%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	303,740	1.7%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2031	200,000	240,100	1.4%
Bonneville Co. ID SCD #91¹	4.00% due 09/15/2026	50,000	55,778	0.3%
Bonneville Co. ID SCD #91	3.75% due 09/15/2032	285,000	300,190	1.7%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	251,263	1.4%
Canyon Co. ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	449,528	2.5%
Canyon Co. ID SCD #135 Notus	3.25% due 09/15/2031	290,000	306,075	1.7%
Canyon Co. ID SCD #135 Notus	3.25% due 09/15/2032	170,000	177,958	1.0%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	316,792	1.8%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	357,472	2.0%
Cassia, Oneida, Twin Falls JSCD #151	3.375% due 09/15/2034	160,000	161,237	0.9%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	212,962	1.2%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	137,877	0.8%
Jefferson & Madison Cos. ID JSD #251 Rigby	4.25% due 09/01/2024	100,000	107,267	0.6%
Jerome, Lincoln & Gooding Cos. JSD #261	3.75% due 09/15/2018	125,000	125,151	0.7%
Jerome, Lincoln & Gooding Cos. JSD #261	5.00% due 09/15/2022	250,000	250,407	1.4%
Kootenai Co. ID SCD #271	4.00% due 09/15/2025	165,000	187,171	1.1%
Kootenai Co. ID SCD #273	4.00% due 08/15/2031	265,000	292,632	1.7%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	223,337	1.3%
Latah Co. ID SCD #281	4.00% due 08/15/2027	100,000	115,651	0.6%
Latah Co. ID SCD #281	4.00% due 08/15/2028	200,000	229,196	1.3%
Latah, Nez Perce, & Clearwater Cos. ID JSD #283	4.50% due 08/15/2027	190,000	199,529	1.1%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	425,642	2.4%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	259,538	1.5%
Minidoka & Jerome Cos. ID JSD #331¹	4.50% due 08/15/2018	75,000	76,214	0.4%
Minidoka & Jerome Cos. ID JSD #331¹	4.50% due 08/15/2020	75,000	76,214	0.4%
Minidoka & Jerome Cos. ID JSD #331	4.375% due 08/15/2024	225,000	229,079	1.3%
Minidoka & Jerome Cos. ID JSD #331	4.50% due 08/15/2025	160,000	162,990	0.9%
Owyhee & Elmore Cos. ID JSD #365	4.00% due 08/15/2027	350,000	367,511	2.1%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	358,684	2.0%
Twin Falls & Gooding Cos. JSD #412	4.125% due 09/01/2023	100,000	115,335	0.6%
Twin Falls Co. ID SCD #411	4.00% due 09/15/2027	170,000	194,526	1.1%
Twin Falls Co. ID SCD #411	4.25% due 09/15/2030	300,000	340,857	1.9%
Twin Falls Co. ID SCD #411	4.75% due 09/15/2039	200,000	226,016	1.3%
Twin Falls Co. ID SCD #411 Series A	4.25% due 09/15/2031	100,000	112,880	0.6%
Twin Falls Co. ID SCD #414	4.25% due 09/15/2028	445,000	515,034	2.9%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2022	135,000	137,304	0.8%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2024	290,000	294,950	1.7%
Valley & Adams Cos. ID JSD #421	3.00% due 08/01/2026	220,000	227,269	1.3%

		10,120,000	10,971,820	61.9%

Medical/Hospitals

Idaho Health Facility Authority Revenue	6.00% due 12/01/2023	200,000	228,644	1.3%
Idaho Health Facility Authority Revenue	6.25% due 12/01/2033	115,000	132,250	0.8%
Idaho Health Facility Trinity Health Group	3.25% due 12/01/2028	300,000	309,684	1.7%

		615,000	670,578	3.8%

Municipal Leases

Nez Perce Co. ID COPS	4.50% due 02/01/2021	150,000	154,638	0.9%

		150,000	154,638	0.9%

Pollution Control

Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	112,026	0.6%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	135,294	0.8%
Idaho Bond Bank Authority¹	4.125% due 09/15/2023	75,000	78,440	0.4%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	212,364	1.2%

		510,000	538,124	3.0%

Power Generation

Idaho Falls ID Electric Revenue¹	6.75% due 04/01/2019	50,000	52,193	0.3%

		50,000	52,193	0.3%

Real Estate

Idaho State Building Authority Revenue	5.00% due 09/01/2031	200,000	237,174	1.3%
Idaho State Building Authority Revenue	5.00% due 09/01/2032	400,000	472,476	2.7%
Post Falls ID LID SPA	5.00% due 05/01/2021	240,000	240,118	1.3%

		840,000	949,768	5.3%

State Education

Boise State University ID Revenues	4.50% due 04/01/2027	250,000	260,735	1.5%
Boise State University ID Revenues	5.00% due 04/01/2034	385,000	424,890	2.4%
Idaho State University Revenues	4.625% due 04/01/2024	220,000	220,425	1.2%
University of Idaho Revenues	5.00% due 04/01/2032	455,000	519,314	2.9%
University of Idaho Revenues	5.00% due 04/01/2028	225,000	256,322	1.5%

		1,535,000	1,681,686	9.5%

Transportation

Boise ID Airport Parking Facility Revenue	3.00% due 09/01/2028	210,000	211,273	1.2%
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	270,260	1.5%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	203,412	1.2%
Idaho Housing & Finance Association¹	5.00% due 07/15/2027	50,000	55,904	0.3%

		710,000	740,849	4.2%

Water Supply

Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	169,954	1.0%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	104,632	0.6%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	106,648	0.6%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	374,780	2.1%

		705,000	756,014	4.3%

Total investments	(Cost = $16,345,705)	$15,730,000	17,053,123	96.2%
Other assets (net of liabilities)			681,919	3.8%
Total net assets			$17,735,042	100.0%
¹ Indicates an odd lot. Please refer to Odd Lots below for more information regarding odd lots.

Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a business trust on February 20, 1987.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Short-Term Bond
Corporate Bonds	$-	$6,254,873¹	$-	$6,254,873
Government Bonds	-	960,089¹	-	960,089
Total Assets	$-	$7,214,962	$-	$7,214,962

Bond Income
Corporate Bonds	$-	$4,430,722¹	$-	$4,430,722
Government Bonds	-	1,380,534¹	-	1,380,534
Municipal Bonds	-	1,975,274¹	-	1,975,274
Total Assets	$-	$7,786,530	$-	$7,786,530

Core
Common Stocks
Communications	$124,920	$52,160	$-	$177,080
Consumer Discretionary	274,950	116,225	-	391,175
Consumer Staples	713,495	-	-	713,495
Energy	549,219	-	-	549,219
Financials	384,835	146,095	-	530,930
Health Care	1,032,857	-	-	1,032,857
Industrials	269,928	-	-	269,928
Materials	367,176	-	-	367,176
Technology	481,656	-	-	481,656
Utilities	291,435	-	-	291,435
Total Common Stocks	$4,490,471	$314,480	$-	$4,804,951

Corporate Bonds	$-	$1,710,613¹	$-	$1,710,613

Government Agency Bonds	$-	$200,330¹	$-	$200,330

Government Bonds	$-	$396,869¹	$-	$396,869

Municipal Bonds	$-	$453,696¹	$-	$453,696

Total Assets	$4,490,471	$3,075,988	$-	$7,566,459

Global High Income
Common Stocks
Communications	$300,984	$-	$-	$300,984
Consumer Discretionary	-	129,342	-	129,342
Energy	722,012	-	-	722,012
Financials	377,670	126,616	-	504,286
Health Care	254,986	-	-	254,986
Industrials	-	247,614	-	247,614
Materials	637,040	-	-	637,040
Technology	177,960	-	-	177,960
Utilities	130,900	-	-	130,900
Total Common Stocks	$2,601,552	$503,572	$-	$3,105,124

Corporate Bonds	$-	$2,416,535¹	$-	$2,416,535

Government Bonds	$-	$463,822¹	$-	$463,822

Municipal Bonds	$-	$104,567	$159,628	$264,195

Total Assets	$2,601,552	$3,488,496	$159,628	$6,249,676

Growth
Common Stocks	$37,002,096¹	-	-	$37,002,096
Total Assets	$37,002,096	$-	$-	$37,002,096

International
Common Stocks
Communications	$6,639,326	$-	$-	$6,639,326
Consumer Discretionary	8,831,915	-	-	8,831,915
Consumer Staples	6,910,000	-	-	6,910,000
Energy	2,885,550	-	-	2,885,550
Financials	6,120,871	-	-	6,120,871
Health Care	7,498,691	913,781	-	8,412,472
Materials	3,259,860	-	-	3,259,860
Technology	12,885,013	4,892,280	-	17,777,293
Utilities	470,800	-	-	470,800
Total Assets	$55,502,026	$5,806,061	$-	$61,308,087

Sustainable Equity
Common Stocks
Communications	$174,086	$-	$-	$174,086
Consumer Discretionary	422,187	239,719	-	661,906
Consumer Staples	141,508	-	-	141,508
Financials	208,797	147,568	-	356,365
Health Care	290,281	108,907	-	399,188
Industrials	19,979	119,871	-	139,850
Materials	67,760	-	-	67,760
Technology	322,446	-	-	322,446
Utilities	-	35,006	-	35,006
Total Assets	$1,647,044	$651,071	$-	$2,298,115

Sustainable Bond
Asset Backed Securities	$-	$100,622¹	$-	$100,622
Corporate Bonds	-	5,970,008¹	-	5,970,008
Government Bonds	-	585,550¹	-	585,550
Mortgage Backed Securities	-	45,162¹	-	45,162
Total Assets	$-	$6,701,342	$-	$6,701,342

Idaho Tax-Exempt
Municipal Bonds
Financial Services	$-	$440,352	$97,101	$537,453
General Obligation	-	10,763,614	208,206	10,971,820
Medical/Hospitals	-	670,578	-	670,578
Municipal Leases	-	154,638	-	154,638
Pollution Control	-	459,684	78,440	538,124
Power Generation	-	-	52,193	52,193
Real Estate	-	949,768	-	949,768
State Education	-	1,681,686	-	1,681,686
Transportation	-	684,945	55,904	740,849
Water Supply	-	756,014	-	756,014
Total Assets	$-	$16,561,279	$491,844	$17,053,123

¹See Schedule of Investments for industry breakout.

During the period ended February 29, 2016, no Fund had transfers between Level 1 and Level 2.

Global High Income Level 3 Roll-Forward Municipal Securities
Beginning balance	$160,055
Total unrealized gains	(427)
Purchases	-
Maturity	-
Transfers in and/or out of level 3	-
Ending Balance	$159,628

Idaho Tax-Exempt Level 3 Roll-Forward Municipal Securities
Beginning balance	$492,190
Total unrealized gains or losses	(346)
Total realized gains	-
Purchases	-
Sales	-
Maturity/Call	-
Transfers in and/or out of level 3	-
Ending Balance	$491,844

Odd Lots:

The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lots municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot municipal bonds holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	$ -0.750
10,000-24,999	-0.625
25,000-49,999	-0.500
50,000-74,999	-0.375
75,000-99,999	$ -0.250
100,000 and up	none

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure which enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended February 29, 2016, the Funds did not hold any derivative instruments.

Federal Income Taxes: The cost basis of investments for federal income tax purposes at February 29, 2016, was as follows:

	Short-Term Bond	Bond Income
Cost of investments	$7,242,801	$7,503,394
Gross tax unrealized appreciation	30,590	465,047
Gross tax unrealized depreciation	(58,429)	(181,911)
Net tax unrealized appreciation (depreciation)	(27,839)	283,136

	Core	Global High Income
Cost of investments	$7,382,880	$7,650,470
Gross tax unrealized appreciation	843,715	295,700
Gross tax unrealized depreciation	(660,136)	(1,696,494)
Net tax unrealized appreciation (depreciation)	183,579	(1,400,794)

	Growth	International
Cost of investments	$31,188,750	$45,905,552
Gross tax unrealized appreciation	8,258,380	19,978,188
Gross tax unrealized depreciation	(2,445,034)	(4,575,653)
Net tax unrealized appreciation	5,813,346	15,402,535

	Sustainable Equity	Sustainable Bond
Cost of investments	$2,386,858	$6,934,802
Gross tax unrealized appreciation	91,651	14,004
Gross tax unrealized depreciation	(180,394)	(247,464)
Net tax unrealized depreciation	(88,743)	(233,460)

Idaho Tax-Exempt
Cost of investments		$16,345,705
Gross unrealized appreciation		709,734
Gross unrealized depreciation		(2,316)
Net unrealized appreciation		707,418

Subsequent Events:

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There was one event or transaction during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

On March 15, 2016, Goodrich Petroleum failed to make a coupon payment for which the Sextant Global High Income Fund accrued, causing a material change to the Fund's price on February 29, 2016. Goodrich Petroleum declared bankruptcy, April 15, 2016.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a – 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 29, 2016

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 29, 2016